Deutsche Investment Management Americas Inc.
                                   Two International Place
                                   Boston, MA 02110


                                   June 22, 2007


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A of DWS Floating Rate Plus Fund (the "Fund"), a series of DWS Portfolio Trust (the "Trust"); (Reg. Nos. 2-13627 and 811-42)

Ladies and Gentlemen:

         On behalf of the Fund, we are filing today through the EDGAR system, Post-Effective Amendment No. 100 under the Securities Act of 1933, as amended (the "Securities Act"), to the Trust's Registration Statement on Form N-1A (the "Amendment"). The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and Rule 8b-15 under the Investment Company Act of 1940, as amended. The Amendment has been electronically coded to show changes from the Fund's Prospectuses and Statements of Additional Information filed with the Securities and Exchange Commission on April 13, 2007 in Post-Effective Amendment No. 98 under the Securities Act.

         Pursuant to Rule 485(b) under the Securities Act, the Trust has requested on the facing sheet to the Registration Statement that the Amendment become effective on June 27, 2007. No fees are required in connection with this filing.

         None of the revised disclosure represents a material change from the Prospectuses and Statements of Additional Information contained in the previous Post-Effective Amendment noted above. Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b).

         In response to comments received from the examiner, please note that the Fund's investment advisor has engaged in discussions over a period of several months with the Board of Trustees of the Fund concerning the Fund's anticipated operations and the market for floating rate loans of the type in which the Fund expects to invest, including issues of liquidity of floating rate loans. In view of changes in recent years in the market for these types of securities, the Fund's investment advisor anticipates that the Fund will be able to obtain accurate pricing information from reliable pricing services with respect to the floating rate loans held in the Fund's portfolio. Nevertheless, the Fund's Board has adopted valuation procedures that address fair valuation of portfolio securities to the extent necessary.

         Any comments or questions on this filing should be directed to the undersigned at (617) 295-2565.

                                 Very truly yours,


                                 /s/Caroline Pearson

                                 Caroline Pearson, Esq.
                                 Managing Director
                                 Deutsche Investment Management Americas Inc.

cc:      Thomas Hiller, Esq., Ropes & Gray LLP
         John Grzeskiewicz, Securities and Exchange Commission